Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity		three months or less
Carrying value of right of use assets	$ 73,464	$ 66,142	$ 0
Weighted average incremental borrowing rates applied	6.10%
Deferred base rent balance	$ 3,000
Top of Range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Operating leases, remaining term	12 months
Top of Range [Member] | Software [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected useful life of intangible asset		10 years